J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 2, 2012 to the

Prospectuses dated February 29, 2012, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Emerging Markets Equity Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Austin Forey	2005	Managing Director
Richard Titherington	2009	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — Emerging Markets Equity Fund” is hereby deleted in its entirety and replaced by the following:

Emerging Markets Equity Fund

The management team is led by Austin Forey. Mr. Forey, a Managing Director, has been with JPMIM and its affiliates since 1988 and a portfolio manager since 1994. Working with Mr. Forey is Richard Titherington. Mr. Titherington, a Managing Director, is the chief investment officer and head of the Emerging Markets Equity Team. Mr. Titherington has been an employee of JPMIM and its affiliates since 1986.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-EME-PM-412

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 2, 2012 to the Statement of Additional Information dated February 29, 2012, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers’ — Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Emerging Markets Equity Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ — Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2011:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity Fund
Austin Forey	1	936,593	9	13,290,316	3	995,356
Richard Titherington	1	936,593	7	3,063,109	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2011:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity Fund
Austin Forey	0	0	0	0	3	1,160,593
Richard Titherington	0	0	3	497,117	1	126,254

SUP-SAI-EME-PM-412

Portfolio Managers’ — Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2011:

Dollar Range of Securities in the Fund

	None	$1 - $10,000	$10,001- $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Equity Fund
Austin Forey	X
Richard Titherington	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE